Defined Benefit Plans - Summary of Amounts Recognized in Statement of Financial Positions (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of wholly or partly funded obligations	€ 4,027	€ 4,389
Fair value of plan assets	(3,525)	(3,622)
Surplus Deficit In Plan	502	767
Present value of wholly unfunded obligations 1)	3,487	3,183
Ending Balance	3,989	3,950	€ 4,767
Retirement Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of wholly or partly funded obligations	4,027	4,389
Fair value of plan assets	(3,525)	(3,622)
Surplus Deficit In Plan	502	767
Present value of wholly unfunded obligations 1)	3,212	2,890
Ending Balance	3,714	3,657	4,453
Other Post Employment Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of wholly unfunded obligations 1)	275	293
Ending Balance	€ 275	€ 293	€ 314